Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	kr 22,706	kr 22,690
Included in the income statement
Current service cost	1,602	1,793
Past service cost and gains and losses on settlements	100	296
Interest cost/income (+/-)	284	306
Taxes and administrative expenses	132	188
Other	(4)	(11)
Components of defined benefit cost recognized	2,114	2,572
Remeasurements
Return on plan assets excluding amounts in interest expense/income	3,016	(2,438)
Actuarial gains/losses (-/+) arising from changes in demographic assumptions	(124)	(396)
Actuarial gains/losses (-/+) arising from changes in financial assumptions	261	2,110
Experience-based gains/losses (-/+)	(613)	(219)
Total remeasurements	2,540	(943)
Translation difference	276	(12)
Contributions and payments from:
Employers	(1,497)	(1,463)
Plan participants	7	4
Settlements	(128)	(141)
Business combinations and divestments	(20)
Closing balance	25,998	22,706
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	87,645	87,175
Included in the income statement
Current service cost	1,602	1,793
Past service cost and gains and losses on settlements	100	296
Interest cost/income (+/-)	2,196	2,198
Taxes and administrative expenses	78	143
Other	(6)	(13)
Components of defined benefit cost recognized	3,970	4,417
Remeasurements
Actuarial gains/losses (-/+) arising from changes in demographic assumptions	(124)	(396)
Actuarial gains/losses (-/+) arising from changes in financial assumptions	261	2,110
Experience-based gains/losses (-/+)	(613)	(219)
Total remeasurements	(476)	1,495
Translation difference	2,659	(2,275)
Contributions and payments from:
Employers	(984)	(880)
Plan participants	28	27
Benefit payments	(2,357)	(2,173)
Settlements	(145)	(141)
Business combinations and divestments	(20)
Closing balance	90,320	87,645
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	(64,939)	(64,485)
Included in the income statement
Interest cost/income (+/-)	(1,912)	(1,892)
Taxes and administrative expenses	54	45
Other	2	2
Components of defined benefit cost recognized	(1,856)	(1,845)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	3,016	(2,438)
Total remeasurements	3,016	(2,438)
Translation difference	(2,383)	2,262
Contributions and payments from:
Employers	(513)	(583)
Plan participants	(21)	(23)
Benefit payments	2,357	2,173
Settlements	17
Closing balance	kr (64,322)	kr (64,939)